Fair Value Measurements	9 Months Ended
Sep. 30, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

5. Fair Value Measurements

The three levels of the fair value hierarchy to be applied to financial instruments when determining fair value are described below:

Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the entity has the ability to access;

Level 2 — Valuations based on quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities; and

Level 3 — Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The Company's financial assets and liabilities are measured at fair value on a recurring basis.

Financial assets and liabilities measured at fair value on a recurring basis as of September 30, 2011 were as follows (dollars in thousands):

		Fair Value Measurements at Reporting Date Using
	`Total Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Liabilities:
Other current liabilities
Green Bay Option (1)	$10,711	$—	$—	$10,711

Total liabilities	$10,711	$—	$—	$10,711

(1)	The fair value of the Green Bay Option was determined using inputs that are supported by little or no market activity (a Level 3 fair value measurement). The fair value represents an estimate of the net amount that the Company would pay if the option were transferred to another party as of the date of the valuation. The option valuation incorporates a credit risk adjustment to reflect the probability of default by the Company.

The reconciliation below contains the components of the change in fair value associated with the Green Bay Option from December 31, 2010 to September 30, 2011 (dollars in thousands):

Description	Green Bay Option
Fair value balance at December 31, 2010	$8,030
Add: Mark to market fair value adjustment	2,681

Fair value balance at September 30, 2011	$10,711

To estimate the fair value of the Green Bay Option, the Company used a Black-Scholes valuation model. The significant inputs for the valuation model include the following:

•	total term of 1.9 years;

•	volatility rate of 27.6%;

•	annual dividend rate of 0.0%;

•	discount rate of 0.2%; and

•	market value of Green Bay stations of $5.2 million.

The use of a different valuation model, or of different inputs or assumptions, could result in a materially different valuation.

The carrying values of receivables, payables, and accrued expenses approximate their respective fair values due to the short maturity of these instruments.

The following table shows the gross amounts and fair value of the Company's First Lien Term Loan, Second Lien Term Loan, Revolving Credit Facility, 7.75% Senior Notes and term loan under the 2006 Credit Agreement (dollars in thousands):

	September 30, 2011	December 31, 2010
First Lien Term Loan:
Carrying value	$1,325,000	$—
Fair value value	$1,225,625	$—

Second Lien Term Loan:
Carrying value	$790,000	$—
Fair value	$718,900	$—

Revolving Credit Facility:
Carrying value	$200,000	$—
Fair value	$200,000	$—

7.75% Senior Notes:
Carrying value	$610,000	$—
Fair value	$495,625	$—

Term loan:
Carrying value	$—	$593,755
Fair value	$—	$547,850

As of September 30, 2011, the Company used the trading prices of 92.5% and 91.0% to calculate the fair value of the First Lien Term Loan and Second Lien Term Loan, respectively, and 81.3% to calculate the fair value of the 7.75% Senior Notes.